Chase Home Lending Mortgage Trust 2024-1 ABS-15G

Exhibit 99.2(a)

Report Pulled:	1/10/2024
Loan Count:	141
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	2	1.42%
Original FICO Score	2	1.42%
Origination/Note Date	4	2.84%
Originator Back-End DTI	3	2.13%
Property Type	3	2.13%